Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
July 31, 2023
ZMP-NPRT1-0923
1.9881624.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	8,013	145,917
Iridium Communications, Inc.	4,078	214,299
		360,216
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	17,015	84,565
Electronic Arts, Inc.	8,967	1,222,650
Liberty Media Corp. Liberty Formula One:
Class A (a)	733	47,117
Series C (a)	6,378	463,043
Live Nation Entertainment, Inc. (a)	5,115	448,841
Madison Square Garden Sports Corp.	610	129,778
Playtika Holding Corp. (a)	764	9,122
Roblox Corp. (a)	15,009	589,103
Roku, Inc. Class A (a)	4,027	387,679
Spotify Technology SA (a)	4,584	684,895
Take-Two Interactive Software, Inc. (a)	5,392	824,652
Warner Bros Discovery, Inc. (a)	72,043	941,602
World Wrestling Entertainment, Inc. Class A	1,407	147,735
		5,980,782
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,513	174,905
Match Group, Inc. (a)	9,111	423,753
Pinterest, Inc. Class A (a)	19,395	562,261
TripAdvisor, Inc. (a)	3,667	68,390
Zoominfo Technologies, Inc. (a)	10,197	260,737
		1,490,046
Media - 1.4%
Cable One, Inc.	185	133,929
DISH Network Corp. Class A (a)	8,140	64,550
Fox Corp.:
Class A	9,584	320,585
Class B	4,362	137,010
Interpublic Group of Companies, Inc.	12,633	432,428
Liberty Broadband Corp.:
Class A (a)	541	48,057
Class C (a)	3,803	338,961
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	2,408	76,334
Series C (a)	5,041	160,455
News Corp.:
Class A	12,421	246,184
Class B	3,821	76,840
Nexstar Broadcasting Group, Inc. Class A	1,119	208,940
Omnicom Group, Inc.	6,449	545,714
Paramount Global:
Class A (b)	840	16,178
Class B (b)	18,226	292,163
Sirius XM Holdings, Inc. (b)	21,149	107,860
The New York Times Co. Class A	5,282	215,294
The Trade Desk, Inc. (a)	14,425	1,316,426
		4,737,908
TOTAL COMMUNICATION SERVICES		12,568,952
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.6%
Aptiv PLC (a)	8,851	969,096
BorgWarner, Inc.	7,623	354,470
Gentex Corp.	7,665	257,391
Lear Corp.	1,919	296,984
Phinia, Inc.	1,520	43,122
QuantumScape Corp. Class A (a)(b)	9,573	127,417
		2,048,480
Automobiles - 0.3%
Harley-Davidson, Inc.	4,282	165,328
Lucid Group, Inc. Class A (a)(b)	24,349	185,296
Rivian Automotive, Inc. (a)	16,865	466,149
Thor Industries, Inc.	1,674	193,330
		1,010,103
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	35,823	650,187
eBay, Inc.	17,475	777,812
Etsy, Inc. (a)	4,010	407,617
Kohl's Corp.	3,621	103,017
Macy's, Inc.	8,847	146,772
Nordstrom, Inc.	3,753	86,732
Ollie's Bargain Outlet Holdings, Inc. (a)	2,018	147,072
		2,319,209
Distributors - 0.5%
Genuine Parts Co.	4,586	714,132
LKQ Corp.	8,707	477,057
Pool Corp.	1,242	477,847
		1,669,036
Diversified Consumer Services - 0.2%
ADT, Inc.	6,855	43,735
Bright Horizons Family Solutions, Inc. (a)	1,876	182,028
Grand Canyon Education, Inc. (a)	990	107,465
H&R Block, Inc.	4,971	167,075
Mister Car Wash, Inc. (a)(b)	2,426	24,090
Service Corp. International	4,861	323,986
		848,379
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	7,653	308,952
Boyd Gaming Corp.	2,400	163,968
Caesars Entertainment, Inc. (a)	6,721	396,673
Carnival Corp. (a)	32,491	612,130
Choice Hotels International, Inc.	995	130,096
Churchill Downs, Inc.	2,324	269,235
Darden Restaurants, Inc.	3,952	667,572
Domino's Pizza, Inc.	1,157	459,028
Doordash, Inc. (a)	9,864	895,553
Draftkings Holdings, Inc. (a)	13,664	434,242
Expedia, Inc. (a)	4,695	575,278
Hilton Worldwide Holdings, Inc.	8,419	1,309,070
Hyatt Hotels Corp. Class A	1,519	191,926
Marriott Vacations Worldwide Corp.	1,194	153,441
MGM Resorts International	9,802	497,648
Norwegian Cruise Line Holdings Ltd. (a)	13,812	304,831
Penn Entertainment, Inc. (a)	5,019	131,950
Planet Fitness, Inc. (a)	2,791	188,504
Royal Caribbean Cruises Ltd. (a)	7,652	834,910
Texas Roadhouse, Inc. Class A	2,186	243,848
Travel+Leisure Co.	2,445	99,585
Vail Resorts, Inc.	1,307	307,785
Wendy's Co.	5,662	121,676
Wingstop, Inc.	980	165,208
Wyndham Hotels & Resorts, Inc.	2,752	214,436
Wynn Resorts Ltd.	3,395	369,987
Yum! Brands, Inc.	9,176	1,263,260
		11,310,792
Household Durables - 1.7%
D.R. Horton, Inc.	10,175	1,292,429
Garmin Ltd.	5,023	531,885
Leggett & Platt, Inc.	4,334	126,813
Lennar Corp.:
Class A	8,111	1,028,718
Class B	473	54,352
Mohawk Industries, Inc. (a)	1,727	183,649
Newell Brands, Inc.	12,470	139,165
NVR, Inc. (a)	97	611,725
PulteGroup, Inc.	7,250	611,828
Tempur Sealy International, Inc.	5,455	243,457
Toll Brothers, Inc.	3,608	289,831
TopBuild Corp. (a)	1,036	283,791
Whirlpool Corp.	1,750	252,455
		5,650,098
Leisure Products - 0.3%
Brunswick Corp.	2,329	201,016
Hasbro, Inc.	4,271	275,736
Mattel, Inc. (a)	11,510	245,163
Peloton Interactive, Inc. Class A (a)	10,124	98,304
Polaris, Inc.	1,763	239,486
YETI Holdings, Inc. (a)	2,836	120,814
		1,180,519
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,944	144,614
AutoNation, Inc. (a)	995	160,175
Bath & Body Works, Inc.	7,488	277,505
Best Buy Co., Inc.	6,368	528,862
Burlington Stores, Inc. (a)	2,112	375,133
CarMax, Inc. (a)	5,162	426,433
Dick's Sporting Goods, Inc.	1,965	277,065
Five Below, Inc. (a)	1,790	372,929
Floor & Decor Holdings, Inc. Class A (a)(b)	3,401	390,605
GameStop Corp. Class A (a)(b)	8,764	194,561
Gap, Inc.	6,321	65,106
Lithia Motors, Inc. Class A (sub. vtg.)	884	274,509
Murphy U.S.A., Inc.	646	198,341
Penske Automotive Group, Inc.	658	106,214
Petco Health & Wellness Co., Inc. (a)	2,661	21,714
RH (a)	531	206,118
Ross Stores, Inc.	10,991	1,260,008
Tractor Supply Co.	3,585	803,004
Ulta Beauty, Inc. (a)	1,637	728,138
Valvoline, Inc.	5,615	213,202
Victoria's Secret & Co. (a)	2,539	52,024
Wayfair LLC Class A (a)	2,689	209,392
Williams-Sonoma, Inc. (b)	2,130	295,303
		7,580,955
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	3,992	147,345
Carter's, Inc.	1,207	90,537
Columbia Sportswear Co.	1,171	92,052
Crocs, Inc. (a)	1,989	215,508
Deckers Outdoor Corp. (a)	857	465,942
PVH Corp.	2,037	182,597
Ralph Lauren Corp.	1,328	174,406
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,494	249,777
Tapestry, Inc.	7,710	332,687
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,282	50,633
Class C (non-vtg.) (a)	6,008	44,579
VF Corp.	11,441	226,646
		2,272,709
TOTAL CONSUMER DISCRETIONARY		35,890,280
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	308	114,404
Brown-Forman Corp.:
Class A	1,584	113,905
Class B (non-vtg.)	6,027	425,506
Celsius Holdings, Inc. (a)	1,777	257,132
Molson Coors Beverage Co. Class B	5,727	399,573
		1,310,520
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	13,614	295,832
BJ's Wholesale Club Holdings, Inc. (a)	4,346	288,183
Casey's General Stores, Inc.	1,217	307,487
Dollar Tree, Inc. (a)	6,826	1,053,457
Grocery Outlet Holding Corp. (a)	3,115	104,197
Kroger Co.	21,360	1,038,950
Performance Food Group Co. (a)	5,007	299,218
U.S. Foods Holding Corp. (a)	7,405	316,416
Walgreens Boots Alliance, Inc.	23,453	702,886
		4,406,626
Food Products - 1.6%
Bunge Ltd.	4,890	531,396
Campbell Soup Co.	6,251	286,421
Conagra Brands, Inc.	15,548	510,130
Darling Ingredients, Inc. (a)	5,179	358,646
Flowers Foods, Inc.	6,140	151,719
Freshpet, Inc. (a)	1,497	110,089
Hormel Foods Corp.	9,463	386,847
Ingredion, Inc.	2,157	239,988
Kellogg Co.	8,495	568,231
Lamb Weston Holdings, Inc.	4,752	492,450
McCormick & Co., Inc. (non-vtg.)	8,216	735,168
Pilgrim's Pride Corp. (a)	1,333	33,018
Post Holdings, Inc. (a)	1,749	149,190
Seaboard Corp.	8	28,840
The J.M. Smucker Co.	3,370	507,691
Tyson Foods, Inc. Class A	9,082	506,049
		5,595,873
Household Products - 0.5%
Church & Dwight Co., Inc.	7,987	764,116
Reynolds Consumer Products, Inc.	1,767	48,911
Spectrum Brands Holdings, Inc.	1,316	103,188
The Clorox Co.	4,049	613,343
		1,529,558
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	11,775	141,771
Olaplex Holdings, Inc. (a)	4,320	15,552
		157,323
TOTAL CONSUMER STAPLES		12,999,900
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	33,158	1,186,725
Halliburton Co.	29,378	1,148,092
NOV, Inc.	12,826	257,546
TechnipFMC PLC	14,347	263,124
		2,855,487
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	11,094	132,462
Antero Resources Corp. (a)	9,249	247,411
APA Corp.	10,140	410,569
Cheniere Energy, Inc.	7,936	1,284,521
Chesapeake Energy Corp.	4,146	349,674
Coterra Energy, Inc.	24,753	681,698
Devon Energy Corp.	20,984	1,133,136
Diamondback Energy, Inc.	5,923	872,576
DT Midstream, Inc.	3,173	169,819
EQT Corp.	11,784	497,049
Hess Corp.	9,097	1,380,288
HF Sinclair Corp.	4,616	240,447
Marathon Oil Corp.	20,312	533,596
New Fortress Energy, Inc.	2,140	61,097
ONEOK, Inc.	14,613	979,656
Ovintiv, Inc.	7,927	365,355
PDC Energy, Inc.	2,836	215,224
Phillips 66 Co.	15,081	1,682,286
Range Resources Corp.	7,654	240,565
Southwestern Energy Co. (a)	35,872	232,451
Targa Resources Corp.	7,309	599,265
Texas Pacific Land Corp.	189	284,691
The Williams Companies, Inc.	39,858	1,373,108
		13,966,944
TOTAL ENERGY		16,822,431
FINANCIALS - 14.6%
Banks - 2.4%
Bank OZK	3,602	157,515
BOK Financial Corp.	938	83,557
Citizens Financial Group, Inc.	15,783	509,160
Columbia Banking Systems, Inc.	6,799	151,958
Comerica, Inc.	4,304	232,244
Commerce Bancshares, Inc.	3,758	199,850
Cullen/Frost Bankers, Inc.	1,937	210,319
East West Bancorp, Inc.	4,590	285,544
Fifth Third Bancorp	22,194	645,845
First Citizens Bancshares, Inc.	355	508,112
First Hawaiian, Inc.	4,145	85,760
First Horizon National Corp.	17,472	238,143
FNB Corp., Pennsylvania	11,665	149,195
Huntington Bancshares, Inc.	47,024	575,574
KeyCorp	30,446	374,790
M&T Bank Corp.	5,408	756,363
New York Community Bancorp, Inc.	23,271	322,769
Nu Holdings Ltd. (a)	75,423	600,367
Pinnacle Financial Partners, Inc.	2,458	186,562
Popular, Inc.	2,300	166,865
Prosperity Bancshares, Inc.	2,846	180,209
Regions Financial Corp.	30,560	622,507
Synovus Financial Corp.	4,735	160,517
Webster Financial Corp.	5,678	268,683
Western Alliance Bancorp.	3,533	183,539
Wintrust Financial Corp.	1,989	167,792
Zions Bancorp NA	4,754	181,841
		8,205,580
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	1,171	162,347
Ameriprise Financial, Inc.	3,442	1,199,365
Ares Management Corp.	5,239	519,814
Bank of New York Mellon Corp.	25,867	1,173,327
Blue Owl Capital, Inc. Class A	14,598	179,847
Carlyle Group LP	6,899	245,949
Cboe Global Markets, Inc.	3,439	480,360
Coinbase Global, Inc. (a)	5,448	537,227
Evercore, Inc. Class A	1,164	157,210
FactSet Research Systems, Inc.	1,255	545,975
Franklin Resources, Inc.	9,301	271,961
Houlihan Lokey	1,624	162,156
Interactive Brokers Group, Inc.	3,262	284,870
Invesco Ltd.	12,143	204,002
Janus Henderson Group PLC	4,382	128,612
Jefferies Financial Group, Inc.	6,571	241,747
KKR & Co. LP	21,149	1,255,828
Lazard Ltd. Class A	3,583	125,763
LPL Financial	2,550	584,868
MarketAxess Holdings, Inc.	1,211	326,025
Morningstar, Inc.	843	194,295
MSCI, Inc.	2,544	1,394,316
NASDAQ, Inc.	11,168	563,872
Northern Trust Corp.	6,697	536,564
Raymond James Financial, Inc.	6,390	703,347
Robinhood Markets, Inc. (a)	21,693	278,972
SEI Investments Co.	3,327	209,568
State Street Corp.	10,913	790,538
Stifel Financial Corp.	3,359	213,431
T. Rowe Price Group, Inc.	7,213	889,074
TPG, Inc.	2,083	61,303
Tradeweb Markets, Inc. Class A	3,752	306,876
Virtu Financial, Inc. Class A	2,900	53,824
XP, Inc. Class A (a)	10,856	293,221
		15,276,454
Consumer Finance - 0.7%
Ally Financial, Inc.	8,850	270,279
Credit Acceptance Corp. (a)	210	116,886
Discover Financial Services	8,287	874,693
OneMain Holdings, Inc.	3,666	166,730
SLM Corp.	7,890	127,660
SoFi Technologies, Inc. (a)(b)	29,973	343,191
Synchrony Financial	13,941	481,522
		2,380,961
Financial Services - 2.3%
Affirm Holdings, Inc. (a)	7,122	138,096
Apollo Global Management, Inc.	17,083	1,395,852
Block, Inc. Class A (a)	17,747	1,429,166
Corebridge Financial, Inc.	4,819	90,163
Equitable Holdings, Inc.	11,679	335,071
Euronet Worldwide, Inc. (a)	1,555	136,638
Fidelity National Information Services, Inc.	19,381	1,170,225
FleetCor Technologies, Inc. (a)	2,350	584,939
Global Payments, Inc.	8,555	943,189
Jack Henry & Associates, Inc.	2,377	398,314
MGIC Investment Corp.	9,415	157,607
Rocket Companies, Inc. (a)	4,063	44,409
Shift4 Payments, Inc. (a)	1,780	122,802
TFS Financial Corp.	1,648	23,912
The Western Union Co.	12,233	148,998
Toast, Inc. (a)	11,578	255,526
UWM Holdings Corp. Class A	2,971	19,490
Voya Financial, Inc.	3,204	237,929
WEX, Inc. (a)	1,398	264,711
		7,897,037
Insurance - 4.5%
AFLAC, Inc.	19,699	1,425,026
Allstate Corp.	8,585	967,358
American Financial Group, Inc.	2,376	288,945
Arch Capital Group Ltd. (a)	11,708	909,595
Arthur J. Gallagher & Co.	6,930	1,488,564
Assurant, Inc.	1,730	232,702
Assured Guaranty Ltd.	1,862	111,310
Axis Capital Holdings Ltd.	2,540	140,005
Brighthouse Financial, Inc. (a)	2,185	113,904
Brown & Brown, Inc.	7,751	546,058
Cincinnati Financial Corp.	5,018	539,836
CNA Financial Corp.	844	33,051
Everest Re Group Ltd.	1,386	499,667
Fidelity National Financial, Inc.	8,476	332,005
First American Financial Corp.	3,277	207,696
Globe Life, Inc.	2,899	325,181
Hanover Insurance Group, Inc.	1,162	131,864
Hartford Financial Services Group, Inc.	9,956	715,637
Kemper Corp.	1,974	100,615
Kinsale Capital Group, Inc.	713	265,685
Lincoln National Corp.	5,523	154,865
Loews Corp.	6,186	387,553
Markel Group, Inc. (a)	430	623,375
Old Republic International Corp.	8,889	245,070
Primerica, Inc.	1,186	252,262
Principal Financial Group, Inc.	7,903	631,213
Prudential Financial, Inc.	12,023	1,160,099
Reinsurance Group of America, Inc.	2,172	304,840
RenaissanceRe Holdings Ltd.	1,605	299,750
RLI Corp.	1,316	175,568
Ryan Specialty Group Holdings, Inc. (a)	3,035	131,537
Unum Group	6,420	312,076
W.R. Berkley Corp.	6,951	428,807
White Mountains Insurance Group Ltd.	81	125,309
Willis Towers Watson PLC	3,485	736,485
		15,343,513
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	18,773	191,297
Annaly Capital Management, Inc.	16,126	323,971
Rithm Capital Corp.	15,741	158,669
Starwood Property Trust, Inc.	9,650	200,141
		874,078
TOTAL FINANCIALS		49,977,623
HEALTH CARE - 11.3%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	4,047	790,784
Apellis Pharmaceuticals, Inc. (a)	3,267	84,125
Biogen, Inc. (a)	4,717	1,274,486
BioMarin Pharmaceutical, Inc. (a)	6,117	537,868
Exact Sciences Corp. (a)	5,836	569,243
Exelixis, Inc. (a)	10,494	206,837
Horizon Therapeutics PLC (a)	7,323	734,277
Incyte Corp. (a)	6,024	383,849
Ionis Pharmaceuticals, Inc. (a)	4,663	193,188
Karuna Therapeutics, Inc. (a)	1,163	232,333
Mirati Therapeutics, Inc. (a)	1,479	44,769
Natera, Inc. (a)	3,380	152,844
Neurocrine Biosciences, Inc. (a)	3,158	321,769
Repligen Corp. (a)	1,814	311,210
Roivant Sciences Ltd. (a)	7,937	95,085
Sarepta Therapeutics, Inc. (a)	2,923	316,824
Seagen, Inc. (a)	4,583	878,928
Ultragenyx Pharmaceutical, Inc. (a)	2,218	95,640
United Therapeutics Corp. (a)	1,475	358,012
		7,582,071
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	2,499	944,347
Baxter International, Inc.	16,549	748,511
Dentsply Sirona, Inc.	6,910	286,903
DexCom, Inc. (a)	12,656	1,576,431
Enovis Corp. (a)	1,719	109,844
Envista Holdings Corp. (a)	5,361	184,472
Globus Medical, Inc. (a)	2,590	156,099
Hologic, Inc. (a)	7,943	630,833
ICU Medical, Inc. (a)	662	117,955
IDEXX Laboratories, Inc. (a)	2,695	1,494,997
Inspire Medical Systems, Inc. (a)	939	270,254
Insulet Corp. (a)	2,266	627,116
Integra LifeSciences Holdings Corp. (a)	2,342	106,491
Masimo Corp. (a)	1,555	190,177
Novocure Ltd. (a)	3,431	111,988
Penumbra, Inc. (a)	1,185	359,482
QuidelOrtho Corp. (a)	1,745	152,443
ResMed, Inc.	4,752	1,056,607
Shockwave Medical, Inc. (a)	1,185	308,811
STERIS PLC	3,243	731,459
Tandem Diabetes Care, Inc. (a)	2,092	73,053
Teleflex, Inc.	1,535	385,546
The Cooper Companies, Inc.	1,588	621,321
Zimmer Biomet Holdings, Inc.	6,873	949,505
		12,194,645
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	2,935	231,953
agilon health, Inc. (a)	9,022	172,771
Amedisys, Inc. (a)	1,051	95,473
AmerisourceBergen Corp.	5,291	988,888
Cardinal Health, Inc.	8,435	771,549
Chemed Corp.	480	250,123
DaVita HealthCare Partners, Inc. (a)	1,763	179,808
Encompass Health Corp.	3,231	213,343
Henry Schein, Inc. (a)	4,258	335,488
Laboratory Corp. of America Holdings	2,892	618,686
Molina Healthcare, Inc. (a)	1,888	574,877
Premier, Inc.	3,885	107,809
Quest Diagnostics, Inc.	3,660	494,869
R1 RCM, Inc. (a)	5,023	86,797
Tenet Healthcare Corp. (a)	3,300	246,609
Universal Health Services, Inc. Class B	1,980	275,141
		5,644,184
Health Care Technology - 0.4%
Certara, Inc. (a)	3,879	75,524
Doximity, Inc. (a)	3,563	127,306
Teladoc Health, Inc. (a)	5,332	158,734
Veeva Systems, Inc. Class A (a)	4,741	968,207
		1,329,771
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	3,005	189,255
Agilent Technologies, Inc.	9,666	1,177,029
Avantor, Inc. (a)	22,054	453,651
Azenta, Inc. (a)	2,229	104,718
Bio-Rad Laboratories, Inc. Class A (a)	687	278,482
Bio-Techne Corp.	5,086	424,172
Bruker Corp.	3,470	238,458
Charles River Laboratories International, Inc. (a)	1,659	347,627
Fortrea Holdings, Inc.	2,888	92,300
ICON PLC (a)	2,668	670,762
Illumina, Inc. (a)	5,175	994,376
IQVIA Holdings, Inc. (a)	6,035	1,350,392
Maravai LifeSciences Holdings, Inc. (a)	3,564	40,309
Medpace Holdings, Inc. (a)	762	192,916
Mettler-Toledo International, Inc. (a)	713	896,576
QIAGEN NV (a)	7,433	348,013
Revvity, Inc.	4,127	507,415
Sotera Health Co. (a)	3,228	61,267
Syneos Health, Inc. (a)	3,373	143,049
Waters Corp. (a)	1,914	528,666
West Pharmaceutical Services, Inc.	2,420	890,657
		9,930,090
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	5,878	285,201
Elanco Animal Health, Inc. (a)	16,007	193,204
Jazz Pharmaceuticals PLC (a)	1,996	260,318
Organon & Co.	8,342	183,357
Perrigo Co. PLC	4,406	161,436
Royalty Pharma PLC	12,136	380,828
Viatris, Inc.	39,101	411,734
		1,876,078
TOTAL HEALTH CARE		38,556,839
INDUSTRIALS - 18.8%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	2,274	422,805
BWX Technologies, Inc.	2,987	206,103
Curtiss-Wright Corp.	1,247	238,626
HEICO Corp.	1,482	260,802
HEICO Corp. Class A	2,602	365,191
Hexcel Corp.	2,759	195,006
Howmet Aerospace, Inc.	12,399	634,085
Huntington Ingalls Industries, Inc.	1,280	293,978
Mercury Systems, Inc. (a)	1,611	61,186
Spirit AeroSystems Holdings, Inc. Class A	3,404	108,315
Textron, Inc.	6,581	511,804
TransDigm Group, Inc.	1,716	1,543,920
Woodward, Inc.	1,934	232,815
		5,074,636
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,757	376,376
Expeditors International of Washington, Inc.	5,028	640,064
GXO Logistics, Inc. (a)	3,825	256,543
		1,272,983
Building Products - 2.1%
A.O. Smith Corp.	4,010	291,246
Advanced Drain Systems, Inc.	2,036	248,372
Allegion PLC	2,868	335,154
Armstrong World Industries, Inc.	1,464	113,255
Builders FirstSource, Inc. (a)	4,162	601,118
Carlisle Companies, Inc.	1,656	459,043
Carrier Global Corp.	27,267	1,623,750
Fortune Brands Home & Security, Inc.	4,130	293,519
Hayward Holdings, Inc. (a)	3,584	47,882
Lennox International, Inc.	1,045	383,975
Masco Corp.	7,349	445,937
Owens Corning	2,935	410,871
The AZEK Co., Inc. (a)	4,013	125,206
Trane Technologies PLC	7,452	1,486,227
Trex Co., Inc. (a)	3,551	245,516
		7,111,071
Commercial Services & Supplies - 1.5%
Cintas Corp.	2,836	1,423,785
Clean Harbors, Inc. (a)	1,677	278,818
Copart, Inc. (a)	14,041	1,241,084
Driven Brands Holdings, Inc. (a)	2,053	53,111
MSA Safety, Inc.	1,206	200,196
RB Global, Inc.	5,936	382,753
Republic Services, Inc.	6,762	1,021,806
Rollins, Inc.	7,228	295,119
Stericycle, Inc. (a)	3,012	127,980
Tetra Tech, Inc.	1,732	293,072
		5,317,724
Construction & Engineering - 0.7%
AECOM	4,278	372,186
EMCOR Group, Inc.	1,532	329,441
MasTec, Inc. (a)	2,033	239,386
MDU Resources Group, Inc.	6,618	146,390
Quanta Services, Inc.	4,705	948,622
Valmont Industries, Inc.	680	180,030
Willscot Mobile Mini Holdings (a)	6,426	308,127
		2,524,182
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,043	172,345
AMETEK, Inc.	7,527	1,193,782
ChargePoint Holdings, Inc. Class A (a)(b)	9,193	79,611
Generac Holdings, Inc. (a)	1,987	305,402
Hubbell, Inc. Class B	1,751	546,312
nVent Electric PLC	5,375	284,230
Plug Power, Inc. (a)(b)	16,987	222,869
Regal Rexnord Corp.	2,161	337,505
Rockwell Automation, Inc.	3,760	1,264,450
Sensata Technologies, Inc. PLC	4,937	208,588
Sunrun, Inc. (a)	6,910	131,152
Vertiv Holdings Co.	10,563	274,744
		5,020,990
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	669	147,374
Hertz Global Holdings, Inc. (a)	4,428	74,612
J.B. Hunt Transport Services, Inc.	2,691	548,803
Knight-Swift Transportation Holdings, Inc. Class A	5,103	310,007
Landstar System, Inc.	1,169	237,997
Lyft, Inc. (a)	10,049	127,723
Old Dominion Freight Lines, Inc.	3,228	1,354,114
Ryder System, Inc.	1,500	153,225
Saia, Inc. (a)	868	367,286
Schneider National, Inc. Class B	1,789	55,119
U-Haul Holding Co.	353	21,484
U-Haul Holding Co. (non-vtg.)	2,574	147,259
XPO, Inc. (a)	3,722	257,711
		3,802,714
Machinery - 4.7%
AGCO Corp.	2,045	272,190
Allison Transmission Holdings, Inc.	2,967	174,133
CNH Industrial NV	31,949	458,788
Crane Co.	1,570	147,093
Crane Nxt Co.	1,580	93,457
Cummins, Inc.	4,641	1,210,373
Donaldson Co., Inc.	3,960	248,807
Dover Corp.	4,561	665,769
ESAB Corp.	1,843	126,614
Flowserve Corp.	4,274	161,386
Fortive Corp.	11,564	906,039
Gates Industrial Corp. PLC (a)	3,838	52,274
Graco, Inc.	5,463	433,380
IDEX Corp.	2,472	558,202
Ingersoll Rand, Inc.	13,235	863,848
ITT, Inc.	2,702	269,119
Lincoln Electric Holdings, Inc.	1,824	366,095
Middleby Corp. (a)	1,740	264,219
Nordson Corp.	1,870	470,511
Oshkosh Corp.	2,138	196,846
Otis Worldwide Corp.	13,532	1,230,871
PACCAR, Inc.	16,781	1,445,348
Parker Hannifin Corp.	4,183	1,715,072
Pentair PLC	5,362	372,659
RBC Bearings, Inc. (a)	923	208,644
Snap-On, Inc.	1,705	464,510
Stanley Black & Decker, Inc.	5,004	496,747
Timken Co.	2,041	189,527
Toro Co.	3,402	345,813
Westinghouse Air Brake Tech Co.	5,830	690,505
Xylem, Inc.	7,763	875,278
		15,974,117
Marine Transportation - 0.0%
Kirby Corp. (a)	1,945	158,479
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	4,129	200,793
American Airlines Group, Inc. (a)	21,220	355,435
Delta Air Lines, Inc.	20,981	970,581
Southwest Airlines Co.	19,432	663,797
United Airlines Holdings, Inc. (a)	10,677	579,868
		2,770,474
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	4,251	514,711
Broadridge Financial Solutions, Inc.	3,832	643,469
CACI International, Inc. Class A (a)	738	258,625
Ceridian HCM Holding, Inc. (a)	4,820	341,304
Clarivate Analytics PLC (a)	15,360	146,074
Concentrix Corp.	1,436	119,533
Dun & Bradstreet Holdings, Inc.	8,931	105,564
Equifax, Inc.	3,989	814,075
FTI Consulting, Inc. (a)	1,088	190,574
Genpact Ltd.	5,863	211,596
Jacobs Solutions, Inc.	4,113	515,811
KBR, Inc.	4,420	271,786
Leidos Holdings, Inc.	4,462	417,331
Manpower, Inc.	1,652	130,310
Paychex, Inc.	10,547	1,323,332
Paycom Software, Inc.	1,688	622,467
Paycor HCM, Inc. (a)	1,793	48,160
Paylocity Holding Corp. (a)	1,372	311,238
Robert Half, Inc.	3,437	254,854
Science Applications International Corp.	1,758	213,316
SS&C Technologies Holdings, Inc.	7,104	413,808
TransUnion Holding Co., Inc.	6,312	503,003
Verisk Analytics, Inc.	4,670	1,069,150
		9,440,091
Trading Companies & Distributors - 1.7%
Air Lease Corp. Class A	3,382	143,194
Core & Main, Inc. (a)	2,776	87,749
Fastenal Co.	18,689	1,095,362
Ferguson PLC	6,753	1,091,420
MSC Industrial Direct Co., Inc. Class A	1,501	151,481
SiteOne Landscape Supply, Inc. (a)	1,453	247,010
United Rentals, Inc.	2,246	1,043,671
Univar Solutions, Inc. (a)	5,078	183,519
W.W. Grainger, Inc.	1,460	1,078,195
Watsco, Inc.	1,085	410,336
WESCO International, Inc.	1,447	254,050
		5,785,987
TOTAL INDUSTRIALS		64,253,448
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.3%
Ciena Corp. (a)	4,853	204,797
F5, Inc. (a)	1,969	311,575
Juniper Networks, Inc.	10,398	289,064
Lumentum Holdings, Inc. (a)	2,241	117,339
Ubiquiti, Inc.	139	24,693
ViaSat, Inc. (a)	2,357	72,926
		1,020,394
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	19,086	1,685,485
Arrow Electronics, Inc. (a)	1,873	266,977
Avnet, Inc.	2,962	143,657
CDW Corp.	4,419	826,662
Cognex Corp.	5,645	308,330
Coherent Corp. (a)	3,902	184,799
Corning, Inc.	24,869	844,054
IPG Photonics Corp. (a)	983	129,215
Jabil, Inc.	4,227	467,802
Keysight Technologies, Inc. (a)	5,802	934,586
Littelfuse, Inc.	791	240,939
National Instruments Corp.	4,281	252,579
TD SYNNEX Corp.	1,360	134,246
Teledyne Technologies, Inc. (a)	1,523	585,639
Trimble, Inc. (a)	8,053	433,251
Vontier Corp.	5,086	157,310
Zebra Technologies Corp. Class A (a)	1,673	515,217
		8,110,748
IT Services - 2.1%
Akamai Technologies, Inc. (a)	5,030	475,335
Amdocs Ltd.	3,888	364,072
Cloudflare, Inc. (a)	9,402	646,576
Cognizant Technology Solutions Corp. Class A	16,633	1,098,277
DXC Technology Co. (a)	7,432	205,495
EPAM Systems, Inc. (a)	1,821	431,231
Gartner, Inc. (a)	2,510	887,511
Globant SA (a)	1,347	235,361
GoDaddy, Inc. (a)	5,038	388,379
Kyndryl Holdings, Inc. (a)	6,730	91,932
MongoDB, Inc. Class A (a)	2,150	910,310
Okta, Inc. (a)	4,908	377,229
Twilio, Inc. Class A (a)	5,532	365,278
VeriSign, Inc. (a)	2,960	624,412
		7,101,398
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	2,194	113,232
Cirrus Logic, Inc. (a)	1,805	145,844
Enphase Energy, Inc. (a)	4,351	660,612
Entegris, Inc.	4,880	535,385
First Solar, Inc. (a)	3,479	721,545
GlobalFoundries, Inc. (a)(b)	2,564	163,301
Lattice Semiconductor Corp. (a)	4,452	404,865
Marvell Technology, Inc.	27,972	1,821,818
Microchip Technology, Inc.	17,606	1,653,908
MKS Instruments, Inc.	2,171	237,008
Monolithic Power Systems, Inc.	1,486	831,402
ON Semiconductor Corp. (a)	14,113	1,520,676
Qorvo, Inc. (a)	3,256	358,225
Skyworks Solutions, Inc.	5,197	594,381
Teradyne, Inc.	5,094	575,316
Universal Display Corp.	1,528	222,905
Wolfspeed, Inc. (a)(b)	4,053	267,093
		10,827,516
Software - 4.5%
Alteryx, Inc. Class A (a)	2,011	83,376
ANSYS, Inc. (a)	2,838	970,880
AppLovin Corp. (a)	7,450	233,930
Aspen Technology, Inc. (a)	912	162,792
Bentley Systems, Inc. Class B	6,281	338,420
Bill Holdings, Inc. (a)	3,352	420,140
Black Knight, Inc. (a)	5,067	356,311
CCC Intelligent Solutions Holdings, Inc. Class A (a)	6,655	73,338
Confluent, Inc. (a)	6,055	209,140
Crowdstrike Holdings, Inc. (a)	6,893	1,114,322
Datadog, Inc. Class A (a)	8,929	1,042,193
DocuSign, Inc. (a)	6,611	355,804
Dolby Laboratories, Inc. Class A	1,934	171,372
DoubleVerify Holdings, Inc. (a)	3,677	154,802
Dropbox, Inc. Class A (a)	8,564	230,800
Dynatrace, Inc. (a)	7,144	390,705
Elastic NV (a)	2,542	168,916
Fair Isaac Corp. (a)	793	664,510
Five9, Inc. (a)	2,327	204,194
Gen Digital, Inc.	18,105	352,142
GitLab, Inc. (a)	1,608	79,805
Guidewire Software, Inc. (a)	2,670	226,469
HashiCorp, Inc. (a)	3,057	90,518
HubSpot, Inc. (a)	1,493	866,761
Informatica, Inc. (a)	1,379	26,256
Manhattan Associates, Inc. (a)	2,015	384,099
nCino, Inc. (a)	2,294	74,211
NCR Corp. (a)	4,170	112,090
New Relic, Inc. (a)	1,802	151,332
Nutanix, Inc. Class A (a)	7,507	226,711
Palantir Technologies, Inc. (a)	61,250	1,215,200
Pegasystems, Inc.	1,361	71,793
Procore Technologies, Inc. (a)	2,565	194,555
PTC, Inc. (a)	3,554	518,209
RingCentral, Inc. (a)	2,795	115,601
SentinelOne, Inc. (a)	6,172	102,887
Smartsheet, Inc. (a)	4,100	182,040
Splunk, Inc. (a)	5,261	569,924
Teradata Corp. (a)	3,327	189,140
Tyler Technologies, Inc. (a)	1,361	539,813
UiPath, Inc. Class A (a)	12,277	221,968
Unity Software, Inc. (a)(b)	9,394	430,621
Zoom Video Communications, Inc. Class A (a)	8,081	592,741
Zscaler, Inc. (a)	2,853	457,564
		15,338,395
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	42,287	734,948
HP, Inc.	28,255	927,612
NetApp, Inc.	6,991	545,368
Pure Storage, Inc. Class A (a)	9,191	339,975
Western Digital Corp. (a)	10,442	444,412
		2,992,315
TOTAL INFORMATION TECHNOLOGY		45,390,766
MATERIALS - 5.9%
Chemicals - 2.9%
Albemarle Corp.	3,828	812,608
Ashland, Inc.	1,643	150,104
Axalta Coating Systems Ltd. (a)	7,238	231,616
Celanese Corp. Class A	3,229	404,884
CF Industries Holdings, Inc.	6,403	525,558
Corteva, Inc.	23,348	1,317,528
DuPont de Nemours, Inc.	15,031	1,166,857
Eastman Chemical Co.	3,874	331,537
Element Solutions, Inc.	7,302	153,050
FMC Corp.	4,080	392,618
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	49,977	125,442
Huntsman Corp.	5,707	169,897
International Flavors & Fragrances, Inc.	8,347	706,240
LyondellBasell Industries NV Class A	8,459	836,257
NewMarket Corp.	204	92,147
Olin Corp.	4,223	243,583
PPG Industries, Inc.	7,685	1,105,872
RPM International, Inc.	4,156	429,356
The Chemours Co. LLC	4,856	179,575
The Mosaic Co.	10,816	440,860
The Scotts Miracle-Gro Co. Class A	1,354	94,834
Westlake Corp.	1,058	145,475
		10,055,898
Construction Materials - 0.6%
Eagle Materials, Inc.	1,168	215,344
Martin Marietta Materials, Inc.	2,022	902,742
Vulcan Materials Co.	4,332	955,206
		2,073,292
Containers & Packaging - 1.3%
Amcor PLC	48,363	496,204
Aptargroup, Inc.	2,137	259,560
Ardagh Group SA (a)	363	2,153
Ardagh Metal Packaging SA	4,818	18,212
Avery Dennison Corp.	2,639	485,602
Ball Corp.	10,071	591,067
Berry Global Group, Inc.	3,969	260,247
Crown Holdings, Inc.	3,466	321,506
Graphic Packaging Holding Co.	9,954	240,887
International Paper Co.	11,315	408,019
Packaging Corp. of America	2,891	443,335
Sealed Air Corp.	4,696	214,232
Silgan Holdings, Inc.	2,738	120,061
Sonoco Products Co.	3,201	187,707
WestRock Co.	8,340	277,639
		4,326,431
Metals & Mining - 1.1%
Alcoa Corp.	5,820	210,626
Cleveland-Cliffs, Inc. (a)	16,606	293,096
MP Materials Corp. (a)	3,418	81,519
Nucor Corp.	8,239	1,417,850
Reliance Steel & Aluminum Co.	1,911	559,655
Royal Gold, Inc.	2,143	257,460
SSR Mining, Inc.	6,713	97,741
Steel Dynamics, Inc.	5,251	559,652
United States Steel Corp.	7,346	187,323
		3,664,922
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,100	159,873
TOTAL MATERIALS		20,280,416
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	2,912	188,639
Alexandria Real Estate Equities, Inc.	5,607	704,688
American Homes 4 Rent Class A	10,882	407,857
Americold Realty Trust	8,823	286,042
Apartment Income (REIT) Corp.	4,867	168,106
AvalonBay Communities, Inc.	4,574	862,885
Boston Properties, Inc.	5,124	341,412
Brixmor Property Group, Inc.	9,796	222,761
Camden Property Trust (SBI)	3,390	369,815
Cousins Properties, Inc.	4,927	120,367
CubeSmart	7,309	316,918
Digital Realty Trust, Inc.	9,516	1,185,884
EastGroup Properties, Inc.	1,433	253,899
EPR Properties	2,429	108,431
Equity Lifestyle Properties, Inc.	5,806	413,271
Equity Residential (SBI)	12,197	804,270
Essex Property Trust, Inc.	2,087	508,289
Extra Space Storage, Inc.	6,844	955,217
Federal Realty Investment Trust (SBI)	2,643	268,317
First Industrial Realty Trust, Inc.	4,318	223,241
Gaming & Leisure Properties	8,225	390,359
Healthcare Trust of America, Inc.	12,421	242,582
Healthpeak Properties, Inc.	17,877	390,255
Highwoods Properties, Inc. (SBI)	3,393	85,741
Host Hotels & Resorts, Inc.	23,108	425,187
Invitation Homes, Inc.	19,984	709,432
Iron Mountain, Inc.	9,483	582,256
Kilroy Realty Corp.	3,816	136,231
Kimco Realty Corp.	19,771	400,560
Lamar Advertising Co. Class A	2,839	280,209
Medical Properties Trust, Inc. (b)	19,425	195,998
Mid-America Apartment Communities, Inc.	3,796	568,109
National Storage Affiliates Trust	2,624	88,665
NNN (REIT), Inc.	5,928	253,007
Omega Healthcare Investors, Inc.	7,656	244,226
Park Hotels & Resorts, Inc.	7,210	98,272
Rayonier, Inc.	4,797	158,877
Realty Income Corp.	21,635	1,319,086
Regency Centers Corp.	5,563	364,543
Rexford Industrial Realty, Inc.	6,546	360,619
SBA Communications Corp. Class A	3,516	769,828
Simon Property Group, Inc.	10,620	1,323,252
Spirit Realty Capital, Inc.	4,615	186,123
Stag Industrial, Inc.	5,874	213,226
Sun Communities, Inc.	4,017	523,415
UDR, Inc.	10,724	438,397
Ventas, Inc.	13,064	633,865
VICI Properties, Inc.	32,860	1,034,433
Vornado Realty Trust	5,761	129,507
Welltower, Inc.	16,263	1,336,005
Weyerhaeuser Co.	23,977	816,657
WP Carey, Inc.	6,943	468,861
		23,878,092
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	10,131	844,014
CoStar Group, Inc. (a)	13,233	1,111,175
Howard Hughes Corp. (a)	1,109	93,633
Jones Lang LaSalle, Inc. (a)	1,549	257,986
Zillow Group, Inc.:
Class A (a)	1,793	95,423
Class C (a)	5,062	274,158
		2,676,389
TOTAL REAL ESTATE		26,554,481
UTILITIES - 5.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	8,210	441,205
Avangrid, Inc.	2,331	86,433
Constellation Energy Corp.	10,715	1,035,605
Edison International	12,360	889,426
Entergy Corp.	6,920	710,684
Evergy, Inc.	7,278	436,462
Eversource Energy	11,397	824,345
FirstEnergy Corp.	17,806	701,378
Hawaiian Electric Industries, Inc.	3,583	137,551
IDACORP, Inc.	1,649	169,550
NRG Energy, Inc.	7,541	286,483
OGE Energy Corp.	6,545	236,602
PG&E Corp. (a)	58,972	1,038,497
Pinnacle West Capital Corp.	3,699	306,351
PPL Corp.	24,135	664,437
Xcel Energy, Inc.	18,041	1,131,712
		9,096,721
Gas Utilities - 0.3%
Atmos Energy Corp.	4,714	573,741
National Fuel Gas Co.	2,905	154,285
UGI Corp.	6,856	185,043
		913,069
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	4,183	130,384
Clearway Energy, Inc.:
Class A	971	23,955
Class C	2,836	74,899
The AES Corp.	21,826	472,096
Vistra Corp.	12,268	344,240
		1,045,574
Multi-Utilities - 1.8%
Ameren Corp.	8,563	733,592
CenterPoint Energy, Inc.	20,633	620,847
CMS Energy Corp.	9,506	580,531
Consolidated Edison, Inc.	11,361	1,077,704
DTE Energy Co.	6,737	770,039
NiSource, Inc.	13,504	375,951
Public Service Enterprise Group, Inc.	16,284	1,027,846
WEC Energy Group, Inc.	10,321	927,445
		6,113,955
Water Utilities - 0.4%
American Water Works Co., Inc.	6,373	939,571
Essential Utilities, Inc.	7,933	335,487
		1,275,058
TOTAL UTILITIES		18,444,377
TOTAL COMMON STOCKS (Cost $291,725,972)		341,739,513

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	48

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	809,137	809,299
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	3,137,361	3,137,675
TOTAL MONEY MARKET FUNDS (Cost $3,946,974)		3,946,974

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $295,673,020)	345,686,535
NET OTHER ASSETS (LIABILITIES) - (1.0)% (e)	(3,396,234)
NET ASSETS - 100.0%	342,290,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2023	548,680	19,722	19,722

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $43,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	736,400	13,027,963	12,955,064	9,998	-	-	809,299	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	3,218,228	7,385,136	7,465,689	38,156	-	-	3,137,675	0.0%
Total	3,954,628	20,413,099	20,420,753	48,154	-	-	3,946,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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